Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies
Basis of Presentation
Puget Energy is an energy services holding company that owns PSE, which is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering approximately 6,000 square miles, primarily in the Puget Sound region. Puget Energy also has a wholly owned non-regulated
subsidiary, Puget LNG, which has the sole purpose of owning and operating the non-regulated
activity of the Tacoma LNG facility. PSE and Puget LNG are considered related parties with similar ownership by Puget Energy. Therefore, capital and operating costs that are incurred by PSE and allocated to Puget LNG are related party transactions by nature.
In 2009, Puget Holdings, owned by a consortium of long-term infrastructure investors, completed its merger with Puget Energy (the merger). As a result of the merger, all of Puget Energy’s common stock is indirectly owned by Puget Holdings. The acquisition of Puget Energy was accounted for in accordance with FASB ASC 805, “Business Combinations” (ASC 805), as of the date of the merger. ASC 805 requires the acquirer to recognize and measure identifiable assets acquired and liabilities assumed at fair value as of the merger date.
The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiaries. PSE’s consolidated financial statements include the accounts of PSE and its subsidiary. Puget Energy and PSE are collectively referred to herein as “the Company.” The consolidated financial statements are presented after elimination of all significant intercompany items and transactions. PSE’s consolidated financial statements continue to be accounted for on a historical basis and do not include any ASC 805 purchase accounting adjustments. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Allowance for Credit Losses
The Company measures expected credit losses on trade receivables on a collective basis by receivable type, which includes electric retail receivables, natural gas retail receivables, and electric wholesale receivables. The estimate of expected credit losses considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts.
The following table presents the activity in the allowance for credit losses for accounts receivable for the three months ended March 31, 2026 and 2025:

Puget Energy and Puget Sound Energy	Three Months Ended March 31,
(Dollars in Thousands)	2026	2025
Allowance for credit losses:
Beginning balance	$26,452	$40,436
Provision for credit loss expense 1	10,905	13,673
Receivables charged-off	(8,487)	(10,810)

Total ending allowance balance	$28,870	$43,299

1	$4.7 million and $9.3 million of provision related to balances of deferred costs specific to COVID-19 as of March 31, 2026 and 2025, respectively.
Tacoma LNG Facility
Operational since February 2022, the Tacoma LNG facility at the Port of Tacoma provides peak-shaving services to PSE’s natural gas customers and provides LNG as fuel to transportation customers, particularly in the marine market. In December 2019, the Puget Sound Clean Air Agency (PSCAA) issued the air quality permit for the facility, and the Pollution Hearings Control Board of Washington State upheld the approval following extended litigation.
Based on an order by the Washington Commission, approximately 43.0% of common capital and operating costs are allocated to PSE, the regulated portion of the Tacoma LNG facility. The remaining 57.0% of common capital and operating costs of the Tacoma LNG facility is allocated to Puget LNG, the unregulated portion of the Tacoma LNG facility. Per this allocation of costs, $228.2 million and $228.9 million of net non-utility
plant related to Puget LNG’s portion of the Tacoma LNG facility is reported in the Puget Energy “Other property and investments” line item as of March 31, 2026 and December 31, 2025, respectively. Additionally, $6.4 million and $7.1 million of operating costs are reported in the Puget Energy
“Non-utility
expense and other” financial statement line item for the three months ended March 31, 2026, and March 31, 2025, respectively. Further, $222.5 million and $223.2 million of natural gas plant related to PSE’s portion of the Tacoma LNG facility is reported in the PSE “Utility plant—Natural gas plant” financial statement line item as of March 31, 2026 and December 31, 2025, respectively, as PSE is a regulated entity.
Variable Interest Entities
PSE has certain PPAs in which PSE has variable interests mainly including fixed price contracts for renewable energy. The most significant economic activity for these variable interest entities (VIEs) is typically the operation and maintenance of the facility, which is performed by the seller. Therefore, the Company is not the primary beneficiary of any of these VIEs as it does not control the commercial and operating activities that most significantly impact the economic performance of the entities.
The carrying amount of any assets and liabilities related to these VIEs in the Company’s balance sheets represent amounts due from the PPAs. The Company can recover these costs through the PCA mechanism. The Company has no residual interest in the entities and has not provided or guaranteed any debt or equity support, liquidity arrangements, performance guarantees, or other commitments associated with these contracts. The aggregate contracted capacity from these VIE projects were 813.8 MW and 723.8 MW at March 31, 2026 and 2025, respectively. Purchased energy of $25.8 million and $25.0 million was recognized in purchased electricity on the Company’s consolidated statements of income for the three months ended March 31, 2026 and 2025, respectively. Additionally, $9.8 million and $14.5 million was included in accounts payable on the Company’s balance sheets as of March 31, 2026 and December 31, 2025, respectively.
For further information on the Company’s accounting policies, see Note 1, “Summary of Significant Accounting Policies” to the audited consolidated financial statements included in this prospectus.

(1)	Summary of Significant Accounting Policies
Basis of Presentation
Puget Energy is an energy services holding company that owns Puget Sound Energy (PSE). PSE is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering approximately 6,000 square miles, primarily in the Puget Sound region. Puget Energy also has a wholly-owned non-regulated
subsidiary, Puget LNG, LLC (Puget LNG), which has the sole purpose of owning and operating the non-regulated
activity of the Tacoma liquefied natural gas (LNG) facility. PSE and Puget LNG are considered related parties with similar ownership by Puget Energy. Therefore, capital and operating costs that are incurred by PSE and allocated to Puget LNG are related party transactions by nature.
In 2009, Puget Holdings, LLC (Puget Holdings), owned by a consortium of long-term infrastructure investors, completed its merger with Puget Energy (the merger). As a result of the merger, all of Puget Energy’s common stock is indirectly owned by Puget Holdings. The acquisition of Puget Energy was accounted for in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, “Business Combinations,” as of the date of the merger. ASC 805 requires the acquirer to recognize and measure identifiable assets acquired and liabilities assumed at fair value as of the merger date.
The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiaries. PSE’s consolidated financial statements include the accounts of PSE and its subsidiary. Puget Energy and PSE are collectively referred to herein as “the Company.” The consolidated financial statements are presented after elimination of all significant intercompany items and transactions. PSE’s consolidated financial statements continue to be accounted for on a historical basis and do not include any ASC 805. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Utility Plant
Puget Energy and PSE capitalize, at original cost, additions to utility plant, including renewals and betterments. Costs include indirect costs such as engineering, supervision, certain taxes, pension and other employee benefits and an AFUDC. Replacements of minor items of property are included in maintenance expense. When the utility plant is retired and removed from service, the original cost of the property is charged to accumulated depreciation and costs associated with removal of the property, less salvage, are charged to the cost of removal regulatory liability.
Construction Work in Progress
Construction work in progress represents construction materials, progress payments on major equipment contracts, engineering costs, AFUDC and other costs directly associated with construction projects. Such costs classified as construction work in progress are included within utility plant on the balance sheet. At completion of such projects, these costs are transferred to utility plant in service. Capitalized costs associated with construction activities are charged to operations and maintenance expenses when recoverability is no longer probable.
Planned Major Maintenance
Planned major maintenance is an activity that typically occurs when PSE overhauls or substantially upgrades various systems and equipment on a scheduled basis. Costs related to planned major maintenance are deferred and amortized to the next scheduled major maintenance. This accounting method also follows the Washington Commission regulatory treatment related to these generating facilities.

Other Property and Investments
For PSE, the costs of other property and investments (i.e.,
non-utility)
are stated at historical cost. Expenditures for refurbishment and improvements that significantly add to productive capacity or extend useful life of an asset are capitalized. Replacements of minor items are expensed on a current basis. Gains and losses on assets sold or retired, which were previously recorded in utility plant, are apportioned between regulatory assets/liabilities and earnings. However, gains and losses on assets sold or retired, not previously recorded in utility plant, are reflected in earnings.
Depreciation and Amortization
The Company provides for depreciation and amortization on a straight-line basis. Amortization is recorded for finance leases, intangibles such as certain regulatory assets and liabilities, computer software and franchises. The annual depreciation provision stated as a percent of a depreciable electric utility plant was 3.6%, 3.4%, and 3.4% in 2025, 2024, and 2023, respectively; depreciable natural gas utility plant was 3.2%, 3.2%, and 3.2% in 2025, 2024, and 2023, respectively; and depreciable common utility plant was 6.7%, 6.6% and 6.5% in 2025, 2024, and 2023, respectively. The cost of removal is collected from PSE’s customers through depreciation expense and any excess is recorded as a regulatory liability.
Related Party Transactions
The Company identified no material related party transactions during the years ended December 31, 2025, December 31, 2024 and December 31, 2023.
Tacoma LNG Facility
Operational since February 2022, the Tacoma LNG facility at the Port of Tacoma provides peak-shaving services to PSE’s natural gas customers and provides LNG as fuel to transportation customers, particularly in the marine market at a lower cost due to the facility’s scale. In December 2019, the Puget Sound Clean Air Agency (PSCAA) issued the air quality permit for the facility, and the Pollution Hearings Control Board of Washington State upheld the approval following extended litigation.
Pursuant to an order by the Washington Commission, PSE will be allocated approximately 43.0% of common capital and operating costs, consistent with the regulated portion of the Tacoma LNG facility. The remaining 57.0% of common capital and operating costs of the Tacoma LNG facility will be allocated to Puget LNG.
Cash and Cash Equivalents
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. The carrying amounts of cash and cash equivalents are reported at cost and approximate fair value, due to the short-term maturity.
Restricted Cash
Restricted cash amounts primarily represent cash posted as collateral for derivative contracts as well as funds required to be set aside for contractual obligations related to transmission and generation facilities.
Materials and Supplies
Materials and supplies are used primarily in the operation and maintenance of electric and natural gas distribution and transmission systems as well as spare parts for combustion turbines used for the generation of electricity. The Company records these items at weighted-average cost.

Fuel and Natural Gas Inventory
Fuel and natural gas inventory is used in the generation of electricity and for future sales to the Company’s natural gas customers. Fuel inventory consists of coal, diesel and natural gas used for generation. Natural gas inventory consists of natural gas and LNG held in storage for future sales. The Company records fuel inventory and natural gas inventory for unregulated operations at the lower of cost or net realizable value and natural gas inventory for regulated operations at average cost.
Regulatory Assets and Liabilities
PSE accounts for its regulated operations in accordance with ASC 980, “Regulated Operations” (ASC 980). ASC 980 requires PSE to defer certain costs or losses that would otherwise be charged to expense, if it is probable that future rates will permit recovery of such costs. It similarly requires deferral of revenues or gains that are expected to be returned to customers in the future. Accounting under ASC 980 is appropriate as long as rates are established by or subject to approval by independent third-party regulators; rates are designed to recover the specific enterprise’s cost of service; and in view of demand for service, it is reasonable to assume that rates set at levels that will recover costs can be charged to and collected from customers. In most cases, PSE classifies regulatory assets and liabilities as long-term when amortization periods extend longer than one year. For further details regarding regulatory assets and liabilities, see Note 4, “Regulation and Rates” below.
Puget Energy recorded regulatory assets and liabilities at the time of the merger related to power purchase contracts.
Greenhouse Gas Emission Allowances
PSE is required to obtain emission allowances or offset credits for GHG emissions associated with electricity it generates or imports into Washington and natural gas supplied to customers in accordance with the cap-and-invest
program included in the CCA. PSE records allocated and purchased emission allowances at cost, similar to an inventory method, and includes purchased emissions allowances in current assets and long-term assets reported in the “GHG emission allowances” line item on the consolidated balance sheets. PSE measures the compliance obligation at the weighted average cost of allowances held plus the fair value of additional allowances required to satisfy the obligation after adjustment for applicable no-cost
allowances received. PSE includes the obligation in current liabilities and long-term liabilities reported in the “Compliance obligations” line item on the consolidated balance sheets based on the dates the allowances are to be surrendered. Consistent with ASC 980, PSE defers costs and revenues associated with the cap-and-invest
program through regulatory assets and liabilities.
Allowance for Funds Used During Construction
AFUDC represents the cost of both the debt and equity funds used to finance utility plant additions during the construction period. The amount of AFUDC recorded in each accounting period varies depending primarily upon the level of construction work in progress and the rate used. AFUDC is capitalized as a part of the cost of utility plant; the debt portion is credited to interest expense, while the equity portion is credited to other income. Cash inflow related to AFUDC does not occur until these charges are reflected in rates. The Washington Commission authorized an AFUDC rate, which is calculated using its allowed rate of return for utility plant additions. Per the 2024 GRC, the AFUDC rate authorized is 7.52% in 2025 and 7.64% in 2026 effective January 29, 2025.
To the extent amounts calculated using this rate exceed the AFUDC calculated rate using the FERC formula, PSE capitalizes the excess as a deferred asset, crediting other income. The deferred asset is being amortized over the average useful life of PSE’s non-project
electric utility plant, which is approximately 30 years.
Revenue Recognition
Operating utility revenue is recognized when the basis of services is rendered, which includes estimated unbilled revenue. Revenue from retail sales is billed based on tariff rates approved by the Washington Commission. PSE’s estimate of unbilled revenue is based on a calculation using meter readings from its automated meter reading system. The estimate calculates unbilled usage at the end of each month as the difference between the customer meter readings on the last day of the month and the last customer meter readings billed. The unbilled usage is then priced at published rates for each tariff rate schedule to estimate the unbilled revenues by customer.
PSE collected Washington excise taxes (which are a component of general retail customer rates) and municipal taxes totaling $384.7 million, $329.9 million and $319.1 million for 2025, 2024, and 2023, respectively. The Company reports the collection of such taxes on a gross basis in operation revenue and as expense in taxes other than income taxes in the accompanying consolidated statements of income.
PSE’s electric and natural gas operations contain a revenue decoupling mechanism under which PSE’s actual energy delivery revenues related to electric transmission and distribution, natural gas operations and general administrative costs are compared with authorized revenues allowed under the mechanism. The mechanism mitigates volatility in revenue and gross margin erosion due to weather and energy efficiency. Any differences in revenue are deferred to a regulatory asset for under recovery or regulatory liability for over recovery under alternative revenue recognition standard. Revenue is recognized under this program when deemed collectible within 24 months based on alternative revenue recognition guidance. Decoupled rate increases are effective May 1 of each year subject to a soft rate cap of total revenue for decoupled rate schedules, where rate cap is applied to under-collected revenue and any over-collected revenues are passed back to customers at 100%. Any excess under-recovered revenue above the rate cap will be included in the following year’s decoupled rate and the Company will only be able to recognize revenue below the rate cap of total revenue for decoupled rate schedules. For revenue deferrals exceeding the annual rate cap of total revenue for decoupled rate schedules, the Company will assess the excess amount to determine its ability to be collected within 24 months per GAAP rules. The soft rate cap test, which limits the amount of revenues PSE can collect in its annual filings, is 5.0% for natural gas customers and 3.0% for electric customers. The Company will not record any decoupling revenue that is expected to take longer than 24 months to collect following the end of the annual period in which the revenues would have otherwise been recognized. Once determined to be collectible within 24 months, any previously non-recognized
amounts will be recognized. Revenues associated with energy costs under the PCA mechanism and PGA mechanism are excluded from the decoupling mechanism.
Allowance for Credit Losses
The Company measures expected credit losses on trade receivables on a collective basis by receivable type, which include electric retail receivables, gas retail receivables, and electric wholesale receivables. The estimate of expected credit losses considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts.
The following table presents the activity in the allowance for credit losses for accounts receivable at December 31, 2025, and 2024:

Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31,
Allowance for credit losses:	2025	2024

Beginning balance	$40,436	$38,211
Provision for credit loss expense 1	31,343	43,573
Receivables charged-off	(45,327)	(41,348)

Total ending allowance balance	$26,452	$40,436

1	$21.4 million and $37.1 million of provision related to balances of deferred costs specific to COVID-19 as of December 31, 2025 and 2024, respectively.

Self-Insurance
PSE is self-insured for storm damage and certain environmental contamination associated with current operations occurring on
PSE-owned
property. In addition, PSE is required to meet a deductible for a portion of the risk associated with comprehensive liability, workers’ compensation claims and catastrophic property losses other than those which are storm related. Under the 2024 GRC, the cumulative annual cost threshold for the storm loss deferral mechanism is $9.4 million in 2025 and $9.6 million in 2026. Additionally, costs may only be deferred if the outage meets the Institute of Electrical and Electronics Engineers outage criteria for system average interruption duration index and qualifying costs exceed $0.5 million per qualified storm.
Federal Income Taxes
For presentation in Puget Energy’s and PSE’s separate financial statements, income taxes are allocated to the subsidiaries on the basis of separate company computations of tax, modified by allocating certain consolidated group limitations which are attributed to the separate company. Taxes payable or receivable are settled with Puget Holdings, which is the ultimate taxpayer.
Investment tax credits are included in other long-term and regulatory liabilities and are accounted for using the deferral method. Under the deferral method, the benefit of the ITC is amortized over the useful life of the underlying asset as a reduction to deferred income tax expense. For additional information, see Note 13, “Income Taxes” below.
Natural Gas
Off-System
Sales and Capacity Release
PSE contracts for firm natural gas supplies and holds firm transportation and storage capacity sufficient to meet the expected peak winter demand for natural gas by its firm customers. Due to the variability in weather, winter peaking consumption of natural gas by most of its customers and other factors, PSE holds contractual rights to natural gas supplies and transportation and storage capacity in excess of its average annual requirements to serve firm customers on its distribution system. For much of the year, there is excess capacity available for third-party natural gas sales, exchanges and capacity releases. PSE sells excess natural gas supplies, enters into natural gas supply exchanges with third parties outside of its distribution area and releases to third parties excess interstate natural gas pipeline capacity and natural gas storage rights on a short-term basis to mitigate the costs of firm transportation and storage capacity for its core natural gas customers. The proceeds from such activities, net of transactional costs, are accounted for as reductions in the cost of purchased natural gas and passed on to customers through the PGA mechanism, with no direct impact on net income. As a result, PSE nets the sales revenue and associated cost of sales for these transactions in purchased natural gas.
As part of the Company’s electric operations, PSE purchases natural gas for its gas-fired
generation facilities. The projected volume of natural gas for power is relative to the price of natural gas. Based on the market prices for natural gas, PSE may use the natural gas it has already purchased to generate power or PSE may sell the already purchased natural gas. The net proceeds from selling natural gas, previously purchased for power generation, are accounted for in electric operating revenue and are included in the PCA mechanism.
Accounting for Derivatives
ASC 815, “Derivatives and Hedging” (ASC 815), requires that all contracts considered to be derivative instruments be record ed on the b
alance sheet at their fair value unless the contracts qualify for an exception. PSE enters into derivative contracts to manage its energy resource portfolio and interest rate exposure including forward physical and financial contracts and swaps. Some of PSE’s physical electric supply contracts qualify for the NPNS exception to derivative accounting rules. PSE may enter into financial fixed price contracts to economically hedge the variability of certain index-based contracts. Those contracts that do not meet the NPNS exception are marked-to-market
to current earnings in the statements of income, subject to deferral under ASC 980, for natural gas related derivatives due to the PGA mechanism.

On December 19, 2024, the Washington Commission approved the Company’s accounting petition in Docket No.
UE-240773
to defer any incurred unrealized gains or losses on derivative instruments entered into to serve electric customers, and as such PSE has recognized regulatory assets and/or liabilities, thus deferring the unrealized gains or losses. As of December 31, 2025, the fair value of these derivatives were recorded on the Company’s balance sheet as a derivative asset of $48.7 million and a derivative liability of $573.4 million. The difference of $524.7 million has been recorded as a regulatory asset in accordance with the accounting treatment approved by the Washington Commission.
Fair Value Measurements of Derivatives
ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). As permitted under ASC 820, the Company utilizes a mid-market
pricing convention (the
mid-point
price between bid and ask prices) as a practical expedient for valuing the majority of its assets and liabilities measured and reported at fair value. The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company primarily applies the market approach for recurring fair value measurements as it believes that approach is used by market participants for these types of assets and liabilities. Accordingly, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company values derivative instruments based on daily quoted prices from an independent external pricing service. When external quoted market prices are not available for derivative contracts, the Company uses a valuation model that uses volatility assumptions relating to future energy prices based on specific energy markets and utilizes externally available forward market price curves. All derivative instruments are sensitive to market price fluctuations that can occur on a daily basis. For additional information, see Note 11, “Fair Value Measurements” below.
Debt-Related Costs
Debt premiums, discounts, expenses and amounts received or incurred to settle hedges are amortized over the life of the related debt for the Company. The premiums and costs associated with reacquired debt are deferred and amortized over the life of the related new issuance, in accordance with ratemaking treatment for PSE and presented net of long-term liabilities on the balance sheet.
Leases
PSE determines if an arrangement is, or contains, a lease at inception of the contract. If the arrangement is, or contains a lease, PSE assesses whether the lease is operating or financing for income statement and balance sheet classification. Operating leases are included in operating lease ROU assets, operating lease current liabilities, and operating lease liabilities in our consolidated balance sheets. Finance leases are included in utility plant, other current liabilities, and finance lease liabilities in our consolidated balance sheets.
ROU assets represent the right to use an underlying asset for the lease term, and consist of the amount of the initial measurement of the lease liability, any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, and any initial direct costs incurred by the lessee. Lease liabilities represent our obligation to make lease payments arising from the lease and are measured at present value of the lease payments not yet paid, discounted using the discount rate for the lease, determined based on PSE’s incremental borrowing rate, at commencement. As most of PSE’s leases do not provide an implicit interest rate, PSE uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. For fleet, IT and wind farm land leases, this rate is applied using a portfolio approach. The lease terms may include options to extend or terminate the lease when it is reasonably certain that PSE will exercise that option. On the statement of income, operating leases are generally accounted for under a straight-line expense model, while finance leases are generally accounted for under a financing model. However, consistent with lease accounting standards, PSE recognizes expense consistent with the timing of recovery in rates.
PSE has lease agreements with lease and
non-lease
components.
Non-lease
components comprise common area maintenance and utilities, and are accounted for separately from lease components.
Variable Interest Entities
PSE has certain PPAs in which PSE has variable interests mainly including fixed price contracts for renewable energy. The most significant economic activity for these variable interest entities (VIEs) is typically the operation and maintenance of the facility, which is performed by the seller. Therefore, the Company is not the primary beneficiary of any of these VIEs as it does not control the commercial and operating activities that most significantly impact the economic performance of the entities.
The carrying amount of any assets and liabilities related to these VIEs in the Company’s balance sheets represent amounts due from the PPAs. The Company can recover these costs through the PCA mechanism. The Company has no residual interest in the entities and has not provided or guaranteed any debt or equity support, liquidity arrangements, performance guarantees, or other commitments associated with these contracts. The aggregate contracted capacity from these VIE projects was 813.8 MW and 723.8 MW at December 31, 2025 and 2024. Purchased energy of $91.6 million, $88.9 million and $86.0 million were recognized in purchased electricity on the Company’s consolidated statements of income for the years ended December 31, 2025, December 31, 2024 and December 31, 2023, respectively. Additionally, $14.5 million and $11.6 million were included in accounts payable on the Company’s balance sheets as of December 31, 2025 and December 31, 2024, respectively.